Share-Based Compensation - Weighted Average Assumptions of PSUs (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of awards granted (in CAD per share)		$ 37.82
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free annual interest rate	0.64%
Dividend yield	0.00%
Expected stock price volatility	47.68%
Expected stock price volatility of peer group	27.35%
Expected life of options (years)	2 years 10 months 6 days
Forfeiture rate	2.63%
Equity correlation against peer group	46.42%
Weighted average fair value of awards granted (in CAD per share)	$ 9.74